Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 25,768.1		$ 20,653.0
Ending balance	26,535.1	$ 950.7	27,395.6
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	75,114.9		62,875.3
Additions	4,803.9		10,190.3
Disposals or retirements	(13.8)		(48.8)
Effect of exchange rate changes	(24.8)		(97.9)
Ending balance	79,880.2		72,918.9
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49,346.8		42,222.3
Additions	4,008.4		3,364.4
Disposals or retirements	(12.6)		(48.8)
Effect of exchange rate changes	2.5		(14.6)
Ending balance	53,345.1		45,523.3
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,436.6		5,693.4
Ending balance	5,408.4		5,617.5
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,436.6		5,693.4
Effect of exchange rate changes	(28.2)		(75.9)
Ending balance	5,408.4		5,617.5
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,935.5		6,031.2
Ending balance	9,606.4		11,044.4
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,161.7		15,855.0
Additions	1,005.0		6,035.2
Effect of exchange rate changes	1.1		(3.4)
Ending balance	23,167.8		21,886.8
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,226.2		9,823.8
Additions	1,334.1		1,021.9
Effect of exchange rate changes	1.1		(3.3)
Ending balance	13,561.4		10,842.4
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,127.3		6,521.9
Ending balance	7,766.6		5,950.7
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	36,239.0		33,024.0
Additions	3,708.2		1,292.0
Disposals or retirements	(13.8)		(48.8)
Effect of exchange rate changes	2.1		(17.3)
Ending balance	39,935.5		34,249.9
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,111.7		26,502.1
Additions	2,068.5		1,856.2
Disposals or retirements	(12.6)		(48.8)
Effect of exchange rate changes	1.3		(10.3)
Ending balance	32,168.9		28,299.2
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,268.7		2,406.5
Ending balance	3,753.7		4,783.0
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,277.6		8,302.9
Additions	90.7		2,863.1
Effect of exchange rate changes	0.2		(1.3)
Ending balance	11,368.5		11,164.7
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,008.9		5,896.4
Additions	605.8		486.3
Effect of exchange rate changes	0.1		(1.0)
Ending balance	$ 7,614.8		$ 6,381.7